GROUP COMPANIES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amer Sports Holding (HK) Limited, Hong Kong, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Holding 3 Oy, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Holding 2 Oy, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	0.00%	100.00%
Amer Sports Holding 1 Oy, Helsinki Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	0.00%	100.00%
Amer Sports Holding Oy, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Corporation, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Industries EEU SRL, Romania
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports (China) Co. Ltd., Shanghai, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Shanghai Commercial Limited, Shanghai, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Digital Services Oy, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Europe GmbH, Garching, Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Czech Republic s.r.o., Prague, Czech
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Deutschland GmbH, Garching, Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Europe Services GmbH, Garching, Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Export GmbH, Garching, Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Spain, S.A., Barcelona, Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports UK Services Limited, Irvine, UK
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports UK Limited, Irvine, UK
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Wilson Sporting Goods Co. Limited, UK
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	0.00%
Amer Sports International Oy, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amernet Holding B.V., Leusden, the Netherlands
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Asia Services Limited, Hong Kong, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports B.V., Leusden, the Netherlands
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Canada Inc., British Columbia, Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports European Center AG, Hagendorn, Switzerland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports HK Limited, Hong Kong, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Macau Limited, Macau, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Shanghai Trading Ltd, Shanghai, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Operations, Shanghai, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Shanghai JingAn Amer Sports Goods Co., Ltd., Shanghai, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Holding GmbH, Altenmarkt, Austria
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Austria GmbH, Bergheim bei Salzburg, Austria
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Bulgaria EOOD, Chepelare, Bulgaria
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Danmark A.p.S., Kokkedal, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Global Business Services Sp. z o.o, Krakow, Poland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Italia S.p.A., Nervesa della Battaglia, Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Luxembourg S.a r.l., Luxemburg
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Norge A/S, Sandvika, Norway
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Poland Sp. z o.o., Krakow, Poland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
AO Amer Sports, Moscow, Russia
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Atomic Austria GmbH, Altenmarkt, Austria
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Netherlands B.V., Leusden, the Netherlands
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Sourcing Ltd, Hong Kong, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Sourcing (Shenzhen) Limited, Shenzhen, China
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Sverige AB, Borås, Sweden
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Vietnam Limited, Ho Chi Minh CIty, Vietnam
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Peak Performance Canada Inc., Quebec, Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Portugal, Unipessoal LDA, Lisbon, Portugal
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Company, Chicago, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Albany Sports Co., Wilmington, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	0.00%	100.00%
Amer Sports Portland Design Center, Inc., Portland, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Ski Acquisition Company, Delaware, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports U.S. Financing Llc, Delaware, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Winter & Outdoor Company, Ogden, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
ENVE Composites LLC, Ogden, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	0.00%	100.00%
Wilson Sporting Goods Co., Chicago, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Australia Pty Ltd, Braeside, Australia
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Brazil LTDA., Sao Paulo, Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Japan, Inc., Tokyo, Japan
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Korea, Ltd., Seoul, South Korea
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	51.00%	51.00%
Amer Sports Malaysia Sdn Bhd, Kuala Lumpur, Malaysia
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Wilmex Holding Company, Delaware, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Nicaragua Apparel I Co, Delaware, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Nicaragua Apparel II Co, Delaware, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Nicaragua Apparel III Co, Delaware, USA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Wells Apparel Nicaragua, Sociedad Anonima, Nicaragua
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Wilson Sporting Goods Co. de Mexico, S.A. de C.V., Mexico City, Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Holding S.A.S., Annecy, France
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports France S.A.S., Villefontaine, France
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Salomon S.A.S., Annecy, France
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports SA, Hagendorn, Switzerland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports RO s.r.l., Romania
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Suomi Oy, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amerintie 1 Oy, Helsinki, Finland
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amernet Holding Sverige AB, Borås, Sweden
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Peak Performance Production AB, Stockholm, Sweden
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Amer Sports Belgium, Wemmel, Belgium
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%
Mascot Bidco Canada Inc., British Columbia, Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by structured entities (as a percent)	100.00%	100.00%